Fair Value, Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets [Abstract]
Cash and cash equivalents	$ 456,846	$ 503,709
Securities available for sale	573,823	501,463
Held to maturity securities	19,680	22,924
Net loans	4,078,210	3,753,966
Accrued interest receivable	10,915	11,341
Financial liabilities [Abstract]
Demand deposits	463,858	405,069
Interest bearing deposits	3,985,252	3,859,444
Short-term borrowings	148,666	161,893
Accrued interest payable	1,459	1,024
Level 1 [Member]
Financial assets [Abstract]
Cash and cash equivalents	456,846	503,709
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	0	0
Accrued interest receivable	216	353
Financial liabilities [Abstract]
Demand deposits	463,858	405,069
Interest bearing deposits	2,587,981	2,594,672
Short-term borrowings	0	0
Accrued interest payable	174	104
Level 2 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	573,823	501,463
Held to maturity securities	19,680	22,924
Net loans	0	0
Accrued interest receivable	2,221	2,371
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	1,397,271	1,264,772
Short-term borrowings	148,666	161,893
Accrued interest payable	1,285	920
Level 3 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	4,078,210	3,753,966
Accrued interest receivable	8,478	8,617
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	0	0
Short-term borrowings	0	0
Accrued interest payable	0	0
Carrying Value [Member]
Financial assets [Abstract]
Cash and cash equivalents	456,846	503,709
Securities available for sale	573,823	501,463
Held to maturity securities	18,618	22,501
Federal Reserve Bank and Federal Home Loan Bank stock	9,183	8,953
Net loans	4,017,879	3,829,330
Accrued interest receivable	10,915	11,341
Financial liabilities [Abstract]
Demand deposits	463,858	405,069
Interest bearing deposits	3,986,158	3,869,178
Short-term borrowings	148,666	161,893
Accrued interest payable	$ 1,459	$ 1,024